TD Waterhouse Trust
100 Wall Street
New York, New York 10005

June 3, 2005

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:	TD Waterhouse Trust
File Nos. 333-84623; 811-09519
Rule 497(j) Filing

Dear Sir or Madam:

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, TD Waterhouse Trust (the “Trust”) certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497, would not have differed from that contained in Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on May 27, 2005.

          Please call the undersigned at (212) 907-6041 if you have any questions with respect to this certification.

Sincerely,

/s/ Marc Schuman

Marc Schuman Secretary